Licensed Copyrights, Net - Additional information (Detail) $ in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Licensed Copyrights
Disclosure of Licensed Copyrights [Line Items]
Amortisation expenses of licensed copyrights	¥ 6.1	$ 878	¥ 7.5	¥ 7.1